February 13, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING VP Balanced Portfolio, Inc.
(File Nos. 033-27247; 811-05773)

ING Variable Funds
File Nos. 002-51739; 811-2514)

ING VP Intermediate Bond Portfolio
(File Nos. 002-47232; 811-02361)

ING VP Money Market Portfolio
(File Nos. 002-53038; 811-02565)

ING Variable Portfolios, Inc.
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, are Post-Effective Amendment Nos. 38, 77, 71, 65 and 48 (each, an “Amendment” and collectively, the “Amendments”) to the Registration Statements of ING VP Balanced Portfolio Inc., ING Variable Funds, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio and ING Variable Portfolios, Inc., (each a “Registrant” and collectively, “Registrants”), respectively. These Amendments are being filed pursuant to Rule 485(b) under the Securities Act of 1933 (“1933 Act”), as amended for the purpose of extending the effective dates of Post-Effective Amendment Nos. 36, 75, 69, 63 and 46 from February 17, 2009 to February 20, 2009 for each Registrant’s Service 2 Class shares as well as the Adviser Class shares for ING VP Money Market Portfolio, each filed on December 19, 2008.

Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments LLC

Philip A. Newman, Esq.
Goodwin Procter LLP